Fair Values of Assets and Liabilities - Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value carrying amount, total loans	$ 3,263	$ 7,957
Fair value carrying amount, nonaccrual loans	9	8
Fair value carrying amount, loans 90 days or more past due		2
Aggregate unpaid principal, total loans	3,195	7,588
Aggregate unpaid principal, nonaccrual loans	14	13
Aggregate unpaid principal, loans 90 days or more past due		3
Carrying amount over (under) unpaid principal, total loans	68	369
Carrying amount over (under) unpaid principal, nonaccrual loans	(5)	(5)
Carrying amount over (under) unpaid principal, loans 90 days or more past due		$ (1)